Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Equity	SFr 1,074.5	SFr 969.5	SFr 848.4	SFr 245.1
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,140.8	1,105.1	1,044.0	276.4
Share premium
Disclosure of reserves within equity [line items]
Equity	756.9	756.9
Legal reserves
Disclosure of reserves within equity [line items]
Equity	42.3	33.8
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8.7)	(8.7)
Tax impact on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1.3	1.3
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	349.1	321.8
Other reserves
Disclosure of reserves within equity [line items]
Equity	(9.8)	0.0	SFr (3.4)	SFr (3.1)
Exchange differences
Disclosure of reserves within equity [line items]
Equity	(8.1)	(1.0)
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	(2.1)	1.3
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr 0.4	SFr (0.2)